Financial Instruments - Risk Management - Schedule of Maturity Analysis for Financial Liabilities (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
On demand
Not later than one month		11,838
Later than one month and not later than three months
Later than three months and not later than one year	54,368
Later than one year and not later than five years
Later than five years
Total financial liabilities	$ 54,368	$ 11,838